PROPERTY, EQUIPMENT AND FURNITURE	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY, EQUIPMENT AND FURNITURE	PROPERTY, EQUIPMENT AND FURNITURE

	Buildings, leasehold improvements and hotel assets	Assets under construction	Total
	(In thousands of US$)
Cost:
Balance as at January 1, 2022	97,154	17,264	114,418
Additions	26,500	—	26,500
Write-offs of lost deals	—	(1,485)	(1,485)
Completion of projects	7,036	(7,036)	—
Exchange differences	(669)	(522)	(1,191)
Disposals	—	(405)	(405)
Balance as at December 31, 2022	130,021	7,816	137,837
Accumulated depreciation:
Balance as at January 1, 2022	(17,968)	—	(17,968)
Depreciation	(8,576)	—	(8,576)
Exchange differences	37	—	37
Balance as at December 31, 2022	(26,507)	—	(26,507)
Net Balance at December 31, 2022	103,514	7,816	111,330

	Buildings, leasehold improvements and hotel assets	Assets under construction	Total
	(In thousands of US$)
Cost:
Balance as at January 1, 2021	99,834	13,821	113,655
Additions	5,438	10,908	16,346
Write-offs of lost deals	—	(4,185)	(4,185)
Completion of projects	—	(1,898)	(1,898)
Exchange differences	748	27	775
Disposals	(6,133)	—	(6,133)
Business combinations (see Note 14)	267	—	267
Reclassification to assets held for sale	(3,000)	(1,409)	(4,409)
Balance as at December 31, 2021	97,154	17,264	114,418
Accumulated depreciation:
Balance as at January 1, 2021	(12,937)	—	(12,937)
Depreciation	(7,150)	—	(7,150)
Exchange differences	(153)	—	(153)
Disposals	2,345	—	2,345
Business combinations	(76)	—	(76)
Reclassification to assets held for sale	3	—	3
Balance as at December 31, 2021	(17,968)	—	(17,968)
Net Balance at December 31, 2021	79,186	17,264	96,450
Asset additions represented mainly new openings in Israel, Australia, Brazil and the UK among others, as well as asset improvements in existing locations.

The amounts include capitalized interest on debt raised to fund qualifying assets. The total amount of capitalized interest as of December 31, 2022 was $1,803 thousand (December 31, 2021 - $2,110 thousand).

Cost of lost deals, which have been included in the caption “Impairment and write-off of non- current assets” in the accompanying Statements or Profit or Loss, relate to unrecoverable security deposits and project costs on discontinued projects.

The Group decided in the year 2021 to sell certain properties located in the United States which were originally acquired for the expansion of the Group’s operations in the East Coast. The assets related to the properties were held for sale as of December 31, 2021 and maintained under this category in the financial statements as of December 31, 2022, according to IFRS 5 (see Note 17).